Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Accounting Policies
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies and Recent Accounting Pronouncements

  Preparation of financial statements: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05 described below in new accounting pronouncements.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statement of operations.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Restricted Cash: Restricted cash includes minimum cash deposits required to be maintained under the Company's borrowing arrangement.

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight and demurrage billings. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2011 and 2010.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

  Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, estimated to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. Depreciation is based on costs less the estimated residual scrap value, which is assessed at $200 and $350 per light-weight ton, depending on the vessel's age and market conditions. A decrease in the useful life of a containership or in its residual scrap value would have the effect of increasing the annual depreciation charge. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life is adjusted at the date such regulations are adopted.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 6-12 months time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2011 as the undiscounted projected cash flows significantly exceeded their carrying value.

  No impairment loss was identified or recorded for 2011 and 2010 and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Income representing ballast bonus payments, in connection with the repositioning of a vessel by the charterer to the vessel owner, are recognized in the period earned. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also may include the unamortized balance of a liability associated with the acquisition of second hand vessels with time charters attached, acquired at values below fair market value at the date the acquisition agreement is consummated.

  Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Variable Interest Entities: ASC 810-10-50 “Consolidation of Variable Interest Entities”, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2011 and 2010.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This Update eliminates that option. In addition, current U.S. GAAP does not require consecutive presentation of the statement of net income and other comprehensive income. Finally, current U.S. GAAP does not require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income, which is required by the guidance in this Update. These changes apply to both annual and interim financial statements. These improvements will help financial statement users better understand the causes of an entity's change in financial position and results of operations. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update were adopted by the Company as of June 30, 2011.